Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 97.3%
Automobiles – 4.2%
BYD Co Ltd	20,500	$654,058
Eicher Motors Ltd	10,863	474,096
		1,128,154
Banks – 12.1%
Bank Negara Indonesia Persero Tbk PT	853,300	521,499
BDO Unibank Inc	270,910	676,035
HDFC Bank Ltd	39,508	819,431
ICICI Bank Ltd	64,704	737,187
Vietnam Technological & Commercial Joint Stock Bank*	389,800	534,890
		3,289,042
Beverages – 3.1%
Wuliangye Yibin Co Ltd	23,665	532,498
ZJLD Group Inc (144A)*	320,800	321,795
		854,293
Biotechnology – 1.0%
Zai Lab Ltd*	103,500	277,384
Capital Markets – 3.8%
CITIC Securities Co Ltd*	366,500	664,178
Hong Kong Exchanges & Clearing Ltd	9,900	372,970
		1,037,148
Communications Equipment – 1.6%
Accton Technology Corp	39,000	437,119
Diversified Consumer Services – 1.1%
Fu Shou Yuan International Group Ltd	420,000	288,908
Diversified Financial Services – 3.5%
Housing Development Finance Corp Ltd	9,371	322,371
NHN KCP Corp	27,406	208,623
One 97 Communications Ltd*	38,496	407,269
		938,263
Diversified Telecommunication Services – 2.8%
Telekomunikasi Indonesia Persero Tbk PT	2,814,400	748,838
Electrical Equipment – 4.2%
Contemporary Amperex Technology Co Ltd - Class A	17,826	561,046
KEI Industries Ltd	13,586	383,509
Ming Yang Smart Energy Group Ltd - Class A	90,069	209,149
		1,153,704
Electronic Equipment, Instruments & Components – 1.3%
E Ink Holdings Inc	48,000	346,843
Entertainment – 1.6%
Sea Ltd (ADR)*	7,560	438,782
Food & Staples Retailing – 1.6%
BGF retail Co Ltd	3,316	440,170
Health Care Equipment & Supplies – 2.9%
Angelalign Technology Inc (144A)*	27,600	257,307
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	12,923	532,970
		790,277
Health Care Providers & Services – 2.6%
New Horizon Health Ltd (144A)*	201,000	701,577
Hotels, Restaurants & Leisure – 3.0%
H World Group Ltd*	130,100	502,256
MakeMyTrip Ltd*	11,934	321,979
		824,235
Insurance – 4.0%
AIA Group Ltd	108,400	1,094,279
Interactive Media & Services – 3.7%
Tencent Holdings Ltd	23,700	1,002,963
Life Sciences Tools & Services – 1.3%
Syngene International Ltd (144A)	37,946	353,897
Machinery – 1.3%
Shenzhen Inovance Technology Co Ltd - Class A	39,760	351,202
Metals & Mining – 3.1%
Allkem Ltd*	25,239	269,283
Merdeka Battery Materials Tbk PT*	5,251,123	283,750
Merdeka Copper Gold Tbk PT*	1,449,000	295,626
		848,659
Multiline Retail – 0.7%
JD.Com Inc - Class A	10,600	179,108

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals – 1.8%
Structure Therapeutics Inc (ADR)*,#	9,225	$383,483
Zhaoke Ophthalmology Ltd (144A)*	234,500	110,431
		493,914
Road & Rail – 1.8%
Full Truck Alliance Co (ADR)*	80,473	500,542
Semiconductor & Semiconductor Equipment – 11.9%
LONGi Green Energy Technology Co Ltd - Class A	71,092	280,386
SK Hynix Inc	5,059	442,317
Taiwan Semiconductor Manufacturing Co Ltd	136,000	2,515,769
		3,238,472
Software – 1.7%
Linklogis Inc - Class B (144A)	1,271,000	452,556
Technology Hardware, Storage & Peripherals – 9.3%
Samsung Electronics Co Ltd	46,185	2,530,781
Textiles, Apparel & Luxury Goods – 1.6%
Kalyan Jewellers India Ltd*	249,748	447,701
Transportation Infrastructure – 1.1%
International Container Terminal Services Inc	83,180	307,209
Water Utilities – 1.0%
China Water Affairs Group Ltd	364,000	275,008
Wireless Telecommunication Services – 2.6%
Bharti Airtel Ltd	65,726	704,082
Total Common Stocks (cost $24,973,391)		26,475,110
Investment Companies– 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $692,630)	692,492	692,630
Investments Purchased with Cash Collateral from Securities Lending– 1.2%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº,£	251,183	251,183
Time Deposits – 0.3%
Royal Bank of Canada, 5.0600%, 7/3/23	$62,796	62,796
Total Investments Purchased with Cash Collateral from Securities Lending (cost $313,979)		313,979
Total Investments (total cost $25,980,000) – 101.0%		27,481,719
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(281,481)
Net Assets – 100%		$27,200,238

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$8,655,322	31.5%
India	4,971,522	18.1
Taiwan	3,738,513	13.6
South Korea	3,621,891	13.2
Indonesia	1,849,713	6.7
Hong Kong	1,467,249	5.3
United States	1,390,092	5.1
Philippines	983,244	3.6
Vietnam	534,890	1.9
Australia	269,283	1.0

Total	$27,481,719	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$16,280	$5	$-	$692,630
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	3,972∆	-	-	251,183
Total Affiliated Investments - 3.4%	$20,252	$5	$-	$943,813

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	1,614,983	12,864,288	(13,786,646)	692,630
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	541,056	682,973	(972,846)	251,183

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $2,197,563, which represents 8.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

#	Loaned security; a portion of the security is on loan at June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$2,767,543	$521,499	$-
Diversified Telecommunication Services	-	748,838	-
Metals & Mining	553,033	295,626	-
All Other	21,588,571	-	-
Investment Companies	-	692,630	-
Investments Purchased with Cash Collateral from Securities Lending	-	313,979	-
Total Assets	$24,909,147	$2,572,572	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70211 08-23